RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Accounting Standards Updates, not yet adopted
In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. We are currently evaluating the impact of electing the expedients and exceptions for applying GAAP provided by the update on our consolidated financial statements.

Accounting Standards Updates, recently adopted
On January 1, 2020, we adopted ASU No 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using a modified retrospective approach. The standard revised guidance for the accounting for credit losses on financial instruments within its scope. The standard added an impairment model known as the current expected credit loss model that is based on expected losses rather than incurred losses. The new guidance is applicable to financial assets measured at amortized cost, including trade receivables, contract assets such as voyages in progress and other, as well as related party receivables. In November 2018, the FASB issued ASU 2018-19, Financial Instruments – Credit losses (ASC 326), which clarifies that operating lease receivables are not within the scope of ASC 326 and should instead be accounted for under the new leasing standard, ASC 842. Expected credit losses are estimated using historical experience, information relating to current conditions and reasonable and supportable cash flows. The Company makes significant judgements and assumptions to estimate its expected losses. The implementation of the standard did not have any material effect on our consolidated financial statements. The Company recorded a net decrease to retained earnings of $0.22 million as of January 1, 2020 for the cumulative effect of adopting the new standard.
On January 1, 2020, we adopted ASU No. 2018-13, Fair value measurement (Topic 820), which streamlined the disclosure requirements on fair value measurements. Disclosures such as the amounts of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the valuation process for Level 3 fair value measurements were removed. Additional disclosures such as disclosure about changes in unrealized gains and losses included in the other comprehensive income for Level 3 fair value measurements, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements are required to be disclosed by the public entities. The implementation of the accounting standard did not have a material impact on our consolidated financial statements.

On January 1, 2020, we adopted ASU 2018-18, Collaborative Arrangements (Topic 808), which provided clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update precluded entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The implementation of the accounting standard did not have a material impact on our consolidated financial statements.